PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2024
PROPERTY AND EQUIPMENT
PROPERTY AND EQUIPMENT

11. PROPERTY AND EQUIPMENT

Property and
equipment
Net book value - December 31, 2021	$1,803
Depreciation	(527)
Movement in foreign exchange	(95)
Net book value - December 31, 2022	1,181
Depreciation	(354)
Net book value - December 31, 2023	$827
Additions	11,000
Depreciation	(2,082)
Net book value - December 31, 2024	$9,745

Property and equipment consists of exploration equipment and information technology hardware.